Annual Operating Expenses {- Fidelity Balanced K6 Fund} - 08.31 Fidelity Balanced K6 Fund PRO-05 - Fidelity Balanced K6 Fund - Fidelity Balanced K6 Fund	Oct. 30, 2020
Operating Expenses:
Management fee	0.32%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.32%